PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

7.PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2021 and 2020, property, plant and equipment consist of the following:

	2021	2020

Land	$70,782,068	$8,966,874
Buildings	108,024,254	11,211,573
Furniture and Fixtures	316,395	44,519
Leasehold Improvements	8,412,489	7,475,295
Equipment and Software	5,712,519	4,502,869
Construction in Progress	11,867,167	315,306

Total Property, Plant and Equipment	205,114,892	32,516,436
Less Accumulated Depreciation and Amortization	(9,316,368)	(5,324,409)
Property, Plant and Equipment, Net	$195,798,524	$27,192,027

During the years ended December 31, 2021 and 2020, the Company recorded depreciation expense of $4,597,229 and $2,387,930, respectively.

During the year ended December 31, 2021, the Company entered into a third amendment to its acquisition agreement (the “Camarillo Acquisition Agreement”) regarding the purchase of certain real property in Camarillo, California. The purchase price was amended to $93,000,000 payable in cash. The Company further entered into a fourth amendment to the Camarillo Acquisition Agreement in which certain fixed assets in the amount of $110,000 were added to the net assets acquired and consideration to be credited to the sellers at closing. In addition, the parties agreed to afford the sellers more time to obtain terminations to UCC-1 financing statements with respect to certain personal property conveyed as part of the asset acquisition. The Company paid the total cash purchase price upon closing on September 14, 2021 (“Camarillo Closing Date”). The asset acquisition was accounted for in accordance with ASC 805-50, “Acquisition of Assets Rather than a Business”. As consideration for the option right to purchase certain real property in conjunction with the Camarillo Acquisition Agreement (the "Option Right"), the Company issued 6,500,000 Equity Shares with an aggregate value of $29,250,000 on the Camarillo Closing Date. In addition to the Equity Shares issued for the Option Right on the Camarillo Closing Date, the Company is obligated to issue up to 3,500,000 Equity Shares as a contingent payment, and a potential earnout fee of up to $75,000,000 payable in Equity Shares, if certain conditions and financial metrics are met, see “Note 14 – Contingent Shares and Earnout Liabilities” for further information.

The following is a summary of the total consideration paid in the above transaction:

Cash Payments	$93,000,000
Survey and Other Fees	262,875
Shares Issued for the Purchase of Real Property	29,250,000
Fair Value of Contingent Consideration	14,973,000
Fair Value of Earn Out Payments	19,847,000
Total Consideration in the Camarillo Transaction	$157,332,875